Note 33 - Non-controlling Interests (Details Textual)		12 Months Ended
	Feb. 20, 2012	Dec. 31, 2017
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests	51.00%	51.00%
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		16.20%